UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2003, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2004.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2003

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   NOVEMBER 15, 2004

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _9_

Form 13F Information Table Value Total:  $80,001


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

ADVANCEPCS                    	COM	00790K109	20279	445000	SH		SOLE		445000
DANA CORP                     	COM	235811106	10014	649000	SH		SOLE		649000
DANA CORP                     	COM	235811106	1234	80000	SH	CALL	SOLE		80000
DANA CORP                     	COM	235811106	3163	205000	SH	PUT	SOLE		205000
MONY GROUP INC                	COM	615337102	17414	535000	SH		SOLE		535000
PEOPLESOFT INC                	COM	712713106	5445	299318	SH		SOLE		299318
PEOPLESOFT INC                	COM	712713106	8222	450000	SH	CALL	SOLE		450000
RIGHT MGMT CONSULTANTS INC    	COM	766573109	4377	242100	SH		SOLE		242100
TITAN CORP                    	COM	888266103	9853	472800	SH		SOLE		472800
